Other current receivables (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other current receivables
Receivable from sold equipment	kr 1,847	kr 1,780	kr 2,727
VAT receivable	38	217	69
Receivable on suppliers	208	134	193
Derivatives	33	17	55
Current tax receivables	16	22	75
Prepayment T-Mobile Netherlands, Mobile site access			35
Other	86	38	26
Total other current receivables	2,413	2,941	3,746
Kazakhtelecom
Other current receivables
Receivable on related parties		548	405
Net4Mobility HB, Sweden
Other current receivables
Receivable on related parties	171	166	144
Svenska UMTS-nat AB, Sweden
Other current receivables
Receivable on related parties	kr 14	kr 19	kr 17